Accounting Policies - Schedule of Discount Rates (Details)	Dec. 31, 2025	Dec. 31, 2024
Ghana
Disclosure of changes in accounting estimates [line items]
– Discount rate	6.60%	7.10%
Peru
Disclosure of changes in accounting estimates [line items]
– Discount rate	5.80%	6.50%
Chile
Disclosure of changes in accounting estimates [line items]
– Discount rate	5.90%	7.20%